Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ (134,789,000)	$ (134,888,000)	$ (105,418,000)
General and administrative	(31,865,000)	(34,972,000)	(39,452,000)
Loss on impairment of leasehold improvements	0	0	(4,102,000)
Loss on disposal of leasehold improvements	(676,000)	0	0
Total operating expenses, net	(165,000,000)	(168,145,000)	(146,064,000)
Other (expense) income:
Interest income	262,000	536,000	2,542,000
Other (expense) income	(145,000)	1,352,000	4,514,000
Interest expense	(1,105,000)	0	0
Total other (expense) income, net	(988,000)	1,888,000	7,056,000
Net loss before income tax	(165,988,000)	(166,257,000)	(139,008,000)
Income tax benefit	23,892,000	24,163,000	15,159,000
Net loss attributable to ordinary shareholders	(142,096,000)	(142,094,000)	(123,849,000)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(2,709,000)	2,830,000	6,797,000
Total comprehensive loss	$ (144,805,000)	$ (139,264,000)	$ (117,052,000)
Basic net loss per ordinary share (in usd per share)	$ (1.97)	$ (2.76)	$ (2.88)
Diluted net loss per ordinary share (in usd per share)	$ (1.97)	$ (2.76)	$ (2.88)
Weighted-average basic ordinary shares (in shares)	72,084,078	51,558,075	43,065,542
Weighted-average diluted ordinary shares (in shares)	72,084,078	51,558,075	43,065,542
Grant
Total License revenue	$ 823,000	$ 1,473,000	$ 2,908,000
License
Total License revenue	$ 1,507,000	$ 242,000	$ 0